OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals
Components of other payables and accruals were as follows (RMB in millions):

	2019	2020
Accrued operating expenses	4,975	4,527
Deposits received from travel suppliers and packaged tours users	1,044	945
Current lease liabilities	438	409
Payable related to acquisition and investments	76	346
Accruals for property and equipment	144	126
Others	864	770

Total	7,541	7,123